Bank Borrowings	6 Months Ended
Jun. 30, 2026
Bank Borrowings [Abstract]
BANK BORROWINGS

13. BANK BORROWINGS

Bank borrowings were as follows as of the respective balance sheet dates:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Short-term bank borrowing(i)	13,172	30,866	4,549
Long-term bank borrowing, current portion(ii)	5,800	-	-
	18,972	30,866	4,549

(i)

During the six months ended June 30, 2026, Shanghai Youxu fully repaid the aggregate short-term bank borrowings of RMB2,000 originally obtained in 2025. Shanghai Youxu also entered into new one-year short-term bank loans of RMB2,000 on February 21, 2026, carrying an annual interest rate of 3.10%. On June 15, 2026, the Company entered into a working capital loan contract with Qishang Bank Co., Ltd. (Luzhong Sub-branch) for a loan facility of RMB5,200 with a term of 12 months.

On January 26, 2026, Uswap Co., Ltd., a subsidiary of the Company, entered into a loan agreement with Advance Finance Public Company Limited for a revolving term loan facility of RMB14,494, bearing interest at the lender’s MLR minus 1.5% per annum, repayable by December 31, 2026.

(ii)

During the six months ended June 30, 2026, Youxu Zibo repaid RMB600 of its bank borrowings from Qishang Bank. The remaining balance has been refinanced under the working capital loan contract referenced above.

Institution	Due date	Interest Rate	Outstanding Balance
China Construction Bank	2027/2/16	3.95%	11,172
Qishang Bank	2027/6/24	6.87%	5,200
Advance Finance	2026/12/31	8.00%	14,494